SCHEDULE OF BASIC AND DILUTED NET LOSS PER COMMON SHARE (Details) - USD ($)	2 Months Ended		3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021		Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Basic weighted average shares outstanding			65,410,172		32,313,215				64,890,548	32,313,215	2,000	1,000
Diluted weighted average shares outstanding			66,132,587		32,313,215				65,486,891	32,313,215	2,000	1,000
Basic net loss per common share			$ 0.03		$ (0.03)				$ (0.04)	$ (0.06)	$ (2,444)	$ (3,657)
Diluted net loss per common share			$ (0.00)		$ (0.03)				$ (0.07)	$ (0.06)	$ (2,444)	$ (3,657)
Murphy Canyon Acquisition Corp [Member] | Common Class A [Member]
Restructuring Cost and Reserve [Line Items]
Allocation of net loss				$ (161,829)		$ (95,057)	$ (126,879)	$ (285,946)			$ 315,560
Basic weighted average shares outstanding				2,941,728		13,979,000	4,344,254	11,105,539			12,558,058
Diluted weighted average shares outstanding				2,941,728		13,979,000	4,344,254	11,105,539			12,558,058
Basic net loss per common share				$ (0.06)		$ (0.01)	$ (0.03)	$ (0.03)			$ 0.03
Diluted net loss per common share				$ (0.06)		$ (0.01)	$ (0.03)	$ (0.03)			$ 0.03
Murphy Canyon Acquisition Corp [Member] | Common Class B [Member]
Restructuring Cost and Reserve [Line Items]
Allocation of net loss	$ (4,381)			$ (181,882)		$ (22,482)	$ (96,563)	$ (85,129)			$ 83,079
Basic weighted average shares outstanding	2,875,000	[1],[2]		3,306,250		3,306,250	3,306,250	3,306,250			3,306,250
Diluted weighted average shares outstanding	2,875,000	[1],[2]		3,306,250		3,306,250	3,306,250	3,306,250			3,306,250
Basic net loss per common share	$ (0.00)			$ (0.06)		$ (0.01)	$ (0.03)	$ (0.03)			$ 0.03
Diluted net loss per common share				$ (0.06)		$ (0.01)	$ (0.03)	$ (0.03)			$ 0.03

[1]	Excludes an aggregate of up to 431,250 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. The underwriters exercised the over-allotment option in full on February 7, 2022. As such, the Class B common stock is no longer subject to forfeiture (see Notes 5 and 6).
[2]	On January 26, 2022, the Sponsor surrendered and forfeited 1,006,250 founder shares for no consideration following which the Sponsor holds 3,306,250 founder shares. All share amounts have been retroactively restated to reflect this surrender (see Note 5).